Fees Summary	Apr. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 223,929,787.00
Previously Paid Amount	0.00
Total Fee Amount	34,283.65
Total Offset Amount	0.00
Net Fee	$ 34,283.65